FUND PROLFILE

                                                          PIMCO Convertible Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

      This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT

STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF CONVERTIBLE SECURITIES. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

     The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its total assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its total assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other fixed income instruments. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key



PIMCO CONVERTIBLE FUND o INSTITUTIONAL CLASS SHARES employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The table below provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results. During the period shown in the bar chart, the highest quarterly return was 12.98% (1st Quarter 2000) and the lowest quarterly return was -12.33% (1st Quarter 2001). As of June 30, 2002, the Fund's year-to-date return was -5.26%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002

                                                              SINCE
                                                1 YEAR     INCEPTION4
CONVERTIBLE FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                                 -7.43%        4.47%
CONVERTIBLE FUND, INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS1                -9.47%        2.58%
CONVERTIBLE FUND, INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS AND
   SALE OF FUND SHARES1                         -4.53%        2.78%
FIRST BOSTON CONVERTIBLE BOND INDEX2           -12.44%        2.38%
LIPPER CONVERTIBLE
   SECURITIES FUND AVG.3                        -8.87%        3.39%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses, or taxes.

     3 The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges. 4 The Fund began operations on 3/31/99.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.40%
DISTRIBUTION (12B-1) AND/OR SERVICE
FEES                                           NONE
OTHER EXPENSES1                                0.33%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.73%

     1 Other Expenses reflect a 0.25% Administrative Fee and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.

(Continued on back)

PIMCO CONVERTIBLE FUND o INSTITUTIONAL CLASS SHARES

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                       1 YEAR    3 YEARS  5 YEARS  10 YEARS
CONVERTIBLE FUND,
  INSTITUTIONAL CLASS    $75      $233     $406      $906


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002, PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: Yuri P. Garbuzov]

     Effective May 1, 2002, Yuri P. Garbuzov, a Senior Vice President of PIMCO, has assumed management responsibilities for the Convertible Fund. Mr. Garbuzov joined PIMCO as a portfolio manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO CONVERTIBLE FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                         PIMCO Foreign Bond Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS OF ISSUERS LOCATED OUTSIDE THE UNITED STATES, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

    PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund NORMALLY VARIES WITHIN A THREE- TO SEVEN-YEAR TIME FRAME. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o FOREIGN INVESTMENT RISK: The Fund may experience more rapid and extreme changes in value than a Fund that invests in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can



PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1993                    16.40%
                        1994                    -7.30%
                        1995                    21.22%
                        1996                    18.89%
                        1997                     9.60%
                        1998                    10.03%
                        1999                     1.56%
                        2000                     9.86%
                        2001                     8.96%


    During the period shown in the bar chart, the highest quarterly return was 7.23% (4th Quarter 1995) and the lowest quarterly return was -4.22% (1st Quarter 1994). As of June 30, 2002, the Fund's year-to-date return was 2.64%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002

                                                     SINCE
                          1 YEAR       5 YEAR     INCEPTION4
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES            8.56%        7.58%        9.46%
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON
   DISTRIBUTIONS1          6.66%        4.41%        5.88%
FOREIGN BOND FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES1    5.21%        4.45%        5.80%
J.P. MORGAN NON-U.S.
   INDEX (HEDGED)2         4.72%        7.68%        8.57%
LIPPER INTERNATIONAL INCOME
   FUND AVG.3             11.91%        3.92%        6.47%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.

     4 The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE
FEES                                            NONE
OTHER EXPENSES1                                0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.51%

     1 Other Expenses reflect an Administrative Fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.50%. Interest expense is generally incurred as a result of investment management activities.



(Continued on back)
PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   FOREIGN BOND FUND,
     INSTITUTIONAL CLASS        $52      $164     $285      $640

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: Sudi Mariappa]

     The Fund's portfolio is managed by Sudi Mariappa. Mr. Mariappa is an Executive Vice President and head of global portfolio management, with responsibility for overseeing PIMCO's new trading and portfolio management group. He joined PIMCO in 2000 as a Portfolio Manager. Prior to joining PIMCO, he served as a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998. He has managed the Foreign Bond Fund since November 2000.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO FOREIGN BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                           PIMCO High Yield Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF HIGH YIELD SECURITIES ("junk bonds") rated below investment grade but RATED AT LEAST B BY MOODY'S OR S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A TWO- TO SIX-YEAR TIME frame based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund may invest up to 15% of its total assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

    The Fund may invest up to 25% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing stan-


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES dards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1993                    18.70%
                        1994                     2.39%
                        1995                    20.68%
                        1996                    11.68%
                        1997                    13.21%
                        1998                     6.54%
                        1999                     2.82%
                        2000                    -0.44%
                        2001                     4.99%


    During the period shown in the bar chart, the highest quarterly return was 6.27% (1st Quarter 1993) and the lowest quarterly return was -2.19% (1st Quarter 2000). As of June 30, 2002, the Fund's year-to-date return was -4.82%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                          SINCE
                                1 YEAR       5 YEAR     INCEPTION4
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES          -2.77%        3.04%        7.69%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES
   ON DISTRIBUTIONS1            -5.82%       -0.42%        3.94%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES1              -1.64%        0.79%        4.37%
MERRILL LYNCH U.S. HIGH
   YIELD BB-B RATED INDEX2      -3.03%        1.93%        6.28%
LIPPER HIGH CURRENT
   YIELD FUND AVG.3             -3.55%       -0.46%        4.58%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Merrill Lynch U.S. High Yield BB-B Rated Index, is an unmanaged index of bonds rated BB and B by Moody's or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.

     4 The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                  0.25%
DISTRIBUTION (12B-1) AND/OR
SERVICE FEES                                  NONE
OTHER EXPENSES1                               0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES          0.50%

     1 Other Expenses reflect a 0.25% Administrative Fee paid by the class.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.




(Continued on back)
PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   HIGH YIELD FUND,
     INSTITUTIONAL CLASS        $51      $160     $280      $628

 WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: Benjamin Trosky]

     The Fund's portfolio is managed by Benjamin Trosky. Mr. Trosky is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the High Yield Fund since December 1992.

     The Fund's portfolio is also managed by Raymond Kennedy. Mr. Kennedy is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1996. Prior to joining PIMCO, he was associated with the Prudential Insurance Company of America as a private placement asset manger.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                         PIMCO Low Duration Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A ONE- TO THREE-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.



PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1992                     7.69%
                        1993                     7.76%
                        1994                     0.63%
                        1995                    11.93%
                        1996                     6.14%
                        1997                     8.24%
                        1998                     7.16%
                        1999                     2.97%
                        2000                     7.70%
                        2001                     8.00%

    During the period shown in the bar chart, the highest quarterly return was 3.63% (2nd Quarter 1995) and the lowest quarterly return was -0.32% (1st Quarter 1994). As of June 30, 2002, the Fund's year-to-date return was 3.39%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002

                          1 YEAR       5 YEAR       10 YEAR
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES            6.94%        6.72%        6.78%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON
   DISTRIBUTIONS1          4.91%        4.10%        4.08%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES1    4.21%        4.06%        4.08%
MERRILL LYNCH 1-3 YEAR
   TREASURY INDEX2         6.65%        6.48%        6.02%
LIPPER SHORT INVESTMENT
   GRADE DEBT FUND AVG.3   4.73%        5.70%        5.56%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.

     3 The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

     1 Other Expenses reflect an Administrative Fee of 0.18%.


(Continued on back)

PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   LOW DURATION FUND,
     INSTITUTIONAL CLASS        $44      $138     $241      $542


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: William H. Gross]

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the Low Duration Fund since its inception in May 1987.


HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                       PIMCO Municipal Bond Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN DEBT SECURITIES WHOSE INTEREST IS, IN THE OPINION OF BOND COUNSEL FOR THE ISSUER AT THE TIME OF ISSUANCE, EXEMPT FROM FEDERAL INCOME TAX ("MUNICIPAL BONDS"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

     The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California and New York, it will be subject to California and New York State Specific Risk. The average portfolio duration of the Fund NORMALLY VARIES WITHIN A THREE- TO TEN-YEAR TIME FRAME, based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund will seek income that is high relative to prevailing rates fromMunicipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

     The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements on U.S. Government securities and municipal bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including without limitation, residual interest bonds.

     The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o CALIFORNIA STATE SPECIFIC RISK: To the extent that the Fund concentrates its investments in California municipal bonds, it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE SPECIFIC RISK: To the extent that the Fund concentrates its investments in New York municipal bonds, it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and whenNew York City experiences financial difficulty it may have an adverse affect on New York muni cipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall.


PIMCO MUNICIPAL BOND FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1998                     6.07%
                        1999                    -3.72%
                        2000                    10.29%
                        2001                     7.74%

    During the period shown in the bar chart, the highest quarterly return was 3.55% (1st Quarter 2001) and the lowest quarterly return was -2.36% (2nd Quarter 1999). As of June 30, 2002, the Fund's year-to-date return was 6.33%.

 AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                     SINCE
                                       1 YEAR     INCEPTION4

MUNICIPAL BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES     8.87%        5.83%
MUNICIPAL BOND FUND,
   INSTITUTIONAL CLASS, AFTER-TAXES
   ON DISTRIBUTIONS1                     8.53%        5.76%
MUNICIPAL BOND FUND, INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1              7.53%        5.60%
LEHMAN GENERAL MUNICIPAL
   BOND INDEX2                           6.92%        5.67%
LIPPER GENERAL MUNICIPAL
   DEBT FUND AVG.3                       5.75%        4.26%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

     4 The Fund began operations on 12/31/97.



WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:
    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.49%

     1 Other Expenses reflect a 0.24% Administrative Fee paid by the class. On October 1, 2001, the Fund's administrative fee was reduced by 0.01%, to 0.24% per annum.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   MUNICIPAL BOND FUND,
     INSTITUTIONAL CLASS        $50      $157     $274      $616


(Continued on back)


PIMCO MUNICIPAL BOND FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: Mark McCray]

     The Fund's portfolio is managed by Mark McCray. Mr. McCray is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to that, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders. He has managed the Municipal Bond Fund since April 2000.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request.

     Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax.

     Dividends derived from taxable interest or capital gains will be subject to federal income tax. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO MUNICIPAL BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                          PIMCO Real Return Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo:PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("REAL DURATION") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2002 was 5.68 years.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.



PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.


HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1998                     5.21%
                        1999                     5.72%
                        2000                    13.48%
                        2001                     8.70%

    During the period shown in the bar chart, the highest quarterly return was 5.29% (1st Quarter 2001) and the lowest quarterly return was -1.26% (4th Quarter 1998). As of June 30, 2002, the Fund's year-to-date return was 7.70%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                     SINCE
                              1 YEAR     5 YEAR    INCEPTION4
REAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES         9.01%      8.75%       8.27%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES
   ON DISTRIBUTIONS1           6.78%      5.90%       5.49%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES1                5.55%      5.58%       5.22%
LEHMAN GLOBAL REAL:
   U.S. TIPS INDEX2            8.81%      7.60%       6.87%
LIPPER INTERMEDIATE
   U.S. TREASURY AVG.3         8.48%      7.29%       7.09%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Lehman Global Real: U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper Intermediate U.S. Treasury Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

     4 The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1, 2                             0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.45%

     1 Other Expenses reflect an Administrative Fee of 0.20%.

     2 On October 1, 2001, the Fund's Administrative Fee was reduced by 0.05% to 0.20% per annum.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.



(Continued on back)

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   REAL RETURN BOND FUND,
     INSTITUTIONAL CLASS        $46      $144     $252      $567


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: John Brynjolfsson]

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Bond Fund since its inception in January 1997.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

n The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

n Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

n Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("REAL DURATION") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2002 was 10.36 years.

     The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.



PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).


HOW HAS THE FUND PERFORMED?

    The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.50%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.75%

     1 Other expenses reflect an Administrative Fee of 0.25%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                          1 YEAR    3 YEARS

   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS                    $77      $240



(Continued on back)

PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: John Brynjolfsson]

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.


HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                           PIMCO StocksPLUS Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is NORMALLY NOT EXPECTED TO EXCEED ONE YEAR. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

     Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

     Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.




PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1994                     2.97%
                        1995                    40.52%
                        1996                    23.07%
                        1997                    32.85%
                        1998                    28.33%
                        1999                    20.13%
                        2000                    -8.22%
                        2001                   -11.47%

    During the period shown in the bar chart, the highest quarterly return was 21.45% (4th Quarter 2001) and the lowest quarterly return was -14.62% (3rd Quarter 1998). As of June 30, 2002, the Funds year-to-date return was -12.15%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                                  SINCE
                                         1 YEAR      5 YEAR     INCEPTION4
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                          -16.95%       4.01%       12.08%
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS1         -17.38%      -0.07%        7.24%
STOCKSPLUS FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1              -10.37%       1.89%        7.89%
S&P 500 INDEX2                           -17.99%       3.66%       11.33%
LIPPER LARGE-CAP CARE
   FUND AVG.3                            -19.01%       2.12%        9.19%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges.

     4 The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.40%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.66%

     1 Other Expenses reflect a 0.25% Administrative Fee paid by the class.



(Continued on back)

PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   STOCKSPLUS FUND,
     INSTITUTIONAL CLASS        $67      $211     $368      $822


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: William H. Gross]

     The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has led the team managing the StocksPLUS Fund since January, 1998.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO STOCKSPLUS FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                   PIMCO Strategic Balanced Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to achieve its investment objective by normally investing between 45% AND 75% OF ITS TOTAL ASSETS IN THE STOCKSPLUS FUND AND BETWEEN 25% AND 55% OF ITS TOTAL ASSETS IN THE TOTAL RETURN FUND (collectively, the "Underlying Funds"). The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

     The StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Total Return Fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income securities of various maturities.

     PIMCO determines how the Fund will allocate and reallocate its assets between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. PIMCO does not allocate the Fund's assets according to a predetermined blend of shares of the Underlying Funds. Instead, PIMCO will determine the mix of Underlying Funds appropriate for the Fund based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income investments within specific phases of the business cycle.

     The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

     The StocksPLUS Fund may invest in common stocks, options, futures, options on futures and swaps. This Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks.

     The average portfolio duration of the Total Return Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Total Return Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Total Return Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and / or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional PIMCO Funds at the discretion of PIMCO and without shareholder approval. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o ALLOCATION RISK: The Fund's investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that PIMCO's allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

o UNDERLYING FUND RISKS: Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

     The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund normally will exceed 25% of its assets. Because the Fund invests a significant portion of its assets in each Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

o MARKET RISK: The value of securities owned by the Underlying Funds may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Underlying Funds' portfolios are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.




PIMCO STRATEGIC BALANCED FUND o INSTITUTIONAL CLASS SHARES

o CREDIT RISK: The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Underlying Funds' investments in illiquid securities may reduce the returns of a Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o FOREIGN INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Underlying Funds' investments in a foreign country.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Underlying Funds' investments in foreign currency-denominated securities may reduce the returns of the Underlying Funds.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o LEVERAGING RISK: The Underlying Funds may engage in transactions that give rise to a form of leverage. Leverage may cause a Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results, and the Fund achieved the performance track record shown below during a period when it pursued its investment objective using different investment strategies.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1997                    24.17%
                        1998                    19.66%
                        1999                    11.56%
                        2000                    -1.73%
                        2001                    -2.80%

     During the period shown in the bar chart, the highest quarterly return was 12.23% (2nd Quarter 1997) and the lowest quarterly return was -6.57% (3rd Quarter 2001). As of June 30, 2002, the Fund's year-to-date return was -5.89%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                            SINCE
                                        1 YEAR   5 YEAR  INCEPTION5
STRATEGIC BALANCED FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES    -6.36%    5.53%     8.61%
STRATEGIC BALANCED FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS1        -7.51%    2.47%     5.37%
STRATEGIC BALANCED FUND,
   INSTITUTIONAL CLASS,
   AFTER-TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1             -3.89%    3.22%     5.64%
S&P 500 INDEX2                         -17.99%    3.66%     8.29%
S&P 500 AND LEHMAN BROTHERS
   AGGREGATE BOND INDEX BLEND3          -7.77%    5.65%     8.45%
LIPPER BALANCED FUND AVG.4              -8.59%    4.07%     6.51%



PIMCO STRATEGIC BALANCED FUND o INSTITUTIONAL CLASS SHARES

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.

     3 This index used for the Fund is a static self-blended index consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. The Fund believes this self- blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.

     4 The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

     5 The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE NONE
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.05%
UNDERLYING FUND EXPENSES2                      0.57%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.62%

     1 Other Expenses reflect a 0.05% Administrative Fee paid by the class.

     2 Underlying Fund Expenses for the Fund are estimated based upon a 60%/40% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of the Institutional Class Shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS  5 YEARS  10 YEARS
   STRATEGIC BALANCED FUND,
     INSTITUTIONAL CLASS        $63      $199     $346      $774


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: William H. Gross]

     The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has led the team managing the Strategic Balanced Fund since January, 1998.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO STRATEGIC BALANCED FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                         PIMCO Total Return Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A THREE- TO SIX-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.



PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1992                     9.74%
                        1993                    12.51%
                        1994                    -3.58%
                        1995                    19.77%
                        1996                     4.69%
                        1997                    10.16%
                        1998                     9.76%
                        1999                    -0.28%
                        2000                    12.09%
                        2001                     9.49%

    During the period shown in the bar chart, the highest quarterly return was 6.49% (3rd Quarter 2001) and the lowest quarterly return was -2.69% (1st Quarter 1994). As of June 30, 2002, the Fund's year-to-date return was 4.00%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                        1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  11.00%      8.28%       8.29%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES
   ON DISTRIBUTIONS1                    7.91%      5.18%       5.11%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES1                         6.82%      5.13%       5.10%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX2                          8.63%      7.57%       7.35%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVG.3                6.70%      6.38%       6.53%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

     1 Other Expenses reflect an Administrative Fee of 0.18%.


(Continued on back)

PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                               1 YEAR    3 YEARS  5 YEARS  10 YEARS
   TOTAL RETURN FUND,
     INSTITUTIONAL CLASS        $44      $138     $241      $542


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: William H. Gross]

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has the Total Return Fund since its inception on May 11, 1987.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE


                                                         PIMCO Total Return Fund
                                                     Administrative Class Shares
                                                                 August 19, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


[logo: PIMCO FUNDS]

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A THREE- TO SIX-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. Companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.




PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.


HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. For periods prior to the inception date of the Administrative Class (9/8/94), performance information is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance, before and after taxes, is no guarantee of future results.

[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1992                     9.49%
                        1993                    12.27%
                        1994                    -3.81%
                        1995                    19.38%
                        1996                     4.53%
                        1997                     9.89%
                        1998                     9.50%
                        1999                    -0.53%
                        2000                    11.81%
                        2001                     9.22%

     During the period shown in the bar chart, the highest quarterly return was 6.43% (3rd Quarter 2001) and the lowest quarterly return was -2.74% (1st Quarter 1994). As of June 30, 2002, the Fund's year-to-date return was 4.00%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                        1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, BEFORE TAXES                  10.73%      8.00%       8.03%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER-TAXES ON
   DISTRIBUTIONS1                        7.74%      5.02%       4.95%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER-TAXES ON
   DISTRIBUTIONS AND SALE

   OF FUND SHARES1                       6.65%      4.97%       4.95%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX2                           8.63%      7.57%       7.35%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVG.3                 6.70%      6.38%       6.53%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       0.25%
OTHER EXPENSES1                                0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.68%

     1 Other Expenses reflect an Administrative Fee of 0.18%.




PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                               1 YEAR    3 YEARS  5 YEARS  10 YEARS
   TOTAL RETURN FUND,
     ADMINISTRATIVE CLASS       $69      $218     $379      $847


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: William H. Gross]

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has the Total Return Fund since its inception on May 11, 1987.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-949-725-6830.

o    By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Emerging Markets
                                                                       Bond Fund
                                                      Institutional Class Shares
                                                                 August 19, 2002

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

[logo: PIMCO FUNDS]

WHAT IS THE FUNDS INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUNDS PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the countrys securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCOs forecast for interest rates and, under normal market conditions, IS NOT EXPECTED TO EXCEED EIGHT YEARS.

     PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Funds country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

     The Fund may invest substantially all of its total assets in high yield securities (junk bonds) subject to a maximum of 15% of its assets in securities rated below B by Moodys or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Fund consists of income earned on the Funds investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Funds investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

     o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Funds portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

     o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

     o HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as junk bonds), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds ability to sell these securities (liquidity risk).

     o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

     o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuers goods or services.

     o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Funds investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

     o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

     o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

     o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Funds investments in a foreign country.

     o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Funds investments in foreign currency-denominated securities may reduce the returns of the Fund.

     o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

     o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

     o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.


PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Funds average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Funds Institutional Class shares net of fees. Past performance is no guarantee of future results.


[bar chart data]:
                          CALENDAR YEAR TOTAL RETURNS

                        1998                    -11.76%
                        1999                     26.58%
                        2000                     14.59%
                        2001                     28.17%


     During the period shown in the bar chart, the highest quarterly return was 13.10% (1st Quarter 2001) and the lowest quarterly return was -21.05% (3rd Quarter 1998). As of June 30, 2002, the Funds year-to-date return was -0.04%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2002
                                                                   SINCE
                                                      1 YEAR       INCEPTION4
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES                   15.47%         9.95%
EMERGING MARKETS BOND FUND, INSTITUTIONAL
   CLASS, AFTER-TAXES ON DISTRIBUTIONS1                 9.59%         4.84%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER-TAXES ON
   DISTRIBUTIONS AND SALE OF FUND SHARES                9.44%         5.22%
J.P. MORGAN EMERGING MARKETS
   BOND INDEX PLUS2                                    -4.69%         4.24%
LIPPER EMERGING MARKET DEBT FUND AVG.3                  5.21%         2.92%

     1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     2 The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     3 The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

     4 The Fund began operations on 7/31/97.

WHAT ARE THE FUNDS FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                     0.45%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES         NONE
OTHER EXPENSES1                                  0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES             0.92%


     1 Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85%. Interest expense is generally incurred as a result of investment management activities.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                      1 YEAR    3 YEARS  5 YEARS  10 YEARS
   EMERGING MARKETS BOND FUND,
     INSTITUTIONAL CLASS                $94      $293     $509     $1,131


PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUNDS INVESTMENT ADVISER?

     Pacific Investment Management Company LLC (PIMCO), a subsidiary of
     Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $274.4 billion in assets under management as of June 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Funds investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

[photo of: Mohamed A. El-Erian]

     The Funds portfolio is managed by Mohamed A. El-Erian. Mr. El-Erian is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1999, and has been involved with emerging markets and international investments since 1983. He has managed the Emerging Markets Bond Fund since August 1999.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

     o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

     o    Sending a written request by mail to PIMCO Funds.

     o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     o By sending a fax to our Shareholder Services department at 1-949-725-6830.

     o    By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

     o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds audio response system, by calling
          1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

[logo: PIMCO FUNDS]

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES